Cash and cash equivalents	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	June 30,	December 31,
	2024	2023
	$’000	$’000
Cash at bank and in hand	32,213	41,390
Cash equivalents	54,918	37,030
	87,131	78,420

During the six months ended June 30, 2024, proceeds of $15.0 million were received from the sale of a portion of other financial assets which were used to fund the operating activities of the Group, and proceeds of $14.1 million were received from the redemption of marketable securities, which includes accrued interest. On redemption of the marketable securities, the funds are invested in cash equivalents.